Note 11 - Commitments and Contingencies: Unsecured Subordinate Convertible Debenture (Policies)	3 Months Ended
Mar. 31, 2015
Policies
Unsecured Subordinate Convertible Debenture

Unsecured subordinate convertible debenture

As detailed in Note 7, on January 20, 2015, we issued an Unsecured Subordinate Debenture with a face value principal of $440,000. The  principal balance and accrued interest for the Unsecured Subordinate Debenture is convertible into the Company’s common stock (the “Common Stock”), at Lender’s option, at a “Conversion Price” of 55% multiplied by the Lowest Closing Price (which represents a discount rate of forty-five percent (45%)). The “Lowest Closing Price” shall be the lowest closing bid price of the Common Stock during the 25 consecutive trading days prior to such date as reported on www.NASDAQ.com. Lender has agreed to restrict its ability to convert the Unsecured Subordinate Debentures and receive shares of Common Stock such that the number of shares of Common Stock held by it in the aggregate and its affiliates after such conversion or exercise does not exceed 4.99% of the then issued and outstanding shares of Common Stock. The Unsecured Subordinate Debentures and the other securities issued to Lender pursuant to the Agreement were not registered under the Securities Act of 1933, as amended, in reliance upon the exemption from registration provided by Regulation D promulgated thereunder, which exempts transactions by an issuer not involving any public offering. These securities may not be offered or sold in the United States absent registration or an applicable exemption from the registration requirements.